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                          SUPPLEMENT DATED MAY 8, 2000
                            TO THE PROSPECTUSES OF
                  CIGNA CORPORATE VARIABLE UNIVERSAL LIFE AND
                   CIGNA CORPORATE VARIABLE UNIVERSAL LIFE II
                               DATED MAY 1, 2000




The following two funds will not be available to purchasers in New York or California at this time:

                     Janus Aspen Series Balanced Portfolio
                    Neuberger Berman AMT Partners Portfolio


Please contact your broker for information regarding the availability of these funds in either state in the future.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.